Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
available losses for income tax purposes in Canada	$ 84,755	$ 73,680
available losses for income tax purposes in Serbia	99,667	43,307
available losses for income tax purposes in Macedonia	2,046	847
available losses for income tax purposes in Barbados	5,094	7,158
available losses for income tax purposes in Eritrea	$ 1,394	$ 1,394